Intangible assets - Summary of Intangible Assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	R$ 307,657	R$ 234,088
Business combination		62,789
Additions	67,040	23,345
Disposals	(998)	(7,801)
Impairment		(4,764)
Intangible assets ending balance	373,699	307,657
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	381,779	282,373
Business combination		62,794
Additions	104,687	49,177
Disposals	(26,006)	(7,801)
Impairment		(4,764)
Intangible assets ending balance	460,460	381,779
Cost [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	143,194	118,706
Business combination		24,488
Intangible assets ending balance	143,194	143,194
Cost [member] | Customer relationship [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	99,428	97,355
Business combination		2,103
Disposals	(60)	(30)
Intangible assets ending balance	99,368	99,428
Cost [member] | Trademark use right [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	12,491	12,491
Intangible assets ending balance	12,491	12,491
Cost [member] | Trademarks and patents [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	1,704	45
Business combination		1,659
Additions	28
Intangible assets ending balance	1,732	1,704
Cost [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	95,683	43,063
Business combination		34,544
Additions	41,363	22,840
Disposals	(25,000)
Transfers	22,566
Impairment		(4,764)
Intangible assets ending balance	134,612	95,683
Cost [member] | Licenses for use - payment arrangements [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	11,437	5,527
Additions	88	5,910
Disposals	(7)
Intangible assets ending balance	11,518	11,437
Cost [member] | Software in progress [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	17,116	4,486
Additions	25,695	19,701
Disposals	(213)	(7,071)
Transfers	(22,566)
Intangible assets ending balance	20,032	17,116
Cost [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	726	700
Additions		726
Disposals	(726)	(700)
Intangible assets ending balance		726
Cost [member] | Right Of Use Assets Software Member [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets ending balance	37,513
Accumulated Amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	74,122	48,285
Business combination		5
Additions	37,647	25,832
Disposals	(25,008)
Intangible assets ending balance	86,761	74,122
Accumulated Amortization [member] | Customer relationship [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	26,571	16,811
Additions	10,582	9,760
Disposals	(60)
Intangible assets ending balance	37,093	26,571
Accumulated Amortization [member] | Trademark use right [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	12,491	12,491
Intangible assets ending balance	12,491	12,491
Accumulated Amortization [member] | Trademarks and patents [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	113
Additions	(335)	(113)
Intangible assets ending balance	448	113
Accumulated Amortization [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	30,346	17,030
Business combination		5
Additions	19,847	13,311
Disposals	(23,678)
Intangible assets ending balance	26,515	30,346
Accumulated Amortization [member] | Licenses for use - payment arrangements [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	3,514	1,236
Additions	2,533	2,278
Disposals	(1)
Intangible assets ending balance	6,046	3,514
Accumulated Amortization [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	1,087	717
Additions	(182)	(370)
Disposals	(1,269)
Intangible assets ending balance		R$ 1,087
Accumulated Amortization [member] | Right Of Use Assets Software Member [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets ending balance	R$ 4,168